Warrants (Tables)	6 Months Ended
Jun. 30, 2025
Warrants [Abstract]
Schedule of Warrant Activities

The summary of warrant activities for the six months ended June 30, 2025 was as follows:

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years
Outstanding as of December 31, 2024	14,907,000	$0.55	2.0
Granted	-	-	-
Exercises	-	-	-
Expired	-	-	-
Warrants Outstanding as of June 30, 2025	14,907,000	0.55	1.5
Warrants Exercisable as of June 30, 2025	14,907,000	$0.55	1.5